USE OF ESTIMATES	6 Months Ended
Jun. 30, 2011
USE OF ESTIMATES [Text Block]
NOTE 5	USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidation financial statements and the reported amounts of revenue and expenses during the reporting period.

Customer reward program

The Company measures the cost of the credit point by reference of services redeemed in the prior years and the probability of redemption are estimated by the directors based on the past history. Actual results may be different from the estimation.

Variable interest entities

Current PRC laws and regulations require any foreign entities that invest directly in the medical services industry to have direct operations in the medical industry outside of China. In addition, foreign entity is not allowed in China to setup wholly-owned medical institute although the foreign entity is permitted to set a joint venture medical institute at maximum of 70%.

The Company does not currently directly operate medical services outside of China and cannot qualify under PRC regulations before the Company commences any such operations outside of China. While the Company’s indirect PRC operating subsidiaries are eligible for the required licenses for providing medical services in China and some of the indirect PRC operating subsidiaries have obtained such licenses, the Company has been using and is expected to continue to use the PRC operating affiliates and their subsidiaries.

Management estimated that the risk of loss in respect of the Company’s current ownership structure or the contractual arrangements is remote.